Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expense	333,883,691	401,913,951	182,459,389
Deferred tax (benefit)/expense	(57,888,823)	(105,085,476)	3,908,847
Total income tax expense	275,994,868	296,828,475	186,368,236

Schedule of components of the deferred tax assets and liabilities

	Years ended December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Allowance for loans principal	205,058,644	254,945,409
Allowance for interest and financing fee receivables	11,281,778	22,654,969
Net operating loss carry-forwards	5,743,768	6,459,941
Lease liabilities	-	9,533,485
Other deferred tax assets	1,275,001	1,388,307
Total of deferred tax assets	223,359,191	294,982,111
Valuation allowance	(5,743,768)	(6,459,941)
Deferred tax assets, net of valuation allowance	217,615,423	288,522,170
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Available-for-sale investments	(563,040)	(57,014)
Right-of-use assets	-	(9,533,485)
Undistributed earnings from structured funds	-	(621,034,296)
Total deferred tax liabilities	(1,305,540)	(631,367,295)

Schedule of movement of valuation allowance

	2018	2019
	RMB	RMB
At the beginning of year	12,610,881	5,743,768
Current year additions	1,572,672	2,843,639
Current year reversals	(8,391,178)	(2,025,434)
Current year charge-offs	(48,607)	(102,032)
At the end of year	5,743,768	6,459,941

Schedule of income before income tax

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cayman Islands	-	(5,671)	(4,424,505)
BVI	(8,859,599)	161,953	45,003
Hongkong entities	(44,257)	(77,026)	2,014,052
PRC entities	817,571,481	1,157,657,930	723,377,628
Total	808,667,625	1,157,737,186	721,012,178

Schedule of reconciliation of statutory income tax rate to the effective income tax rate

	Years ended December 31,
	2017	2018	2019
PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/Increase in effective income tax rate resulting from:

Effect of tax holiday	(0.51)%	0.00%	0.00%
Effect of tax-free income	(4.00)%	(0.03)%	(0.06)%
Effect of disposal of subsidiaries	6.53%	0.00%	0.00%
Effect of non-deductible share option expense	5.65%	0.86%	0.55%
Effect of zero tax rate in foreign countries	0.27%	(0.00)%	0.15%
Effect of transfer pricing	0.32%	0.00%	0.00%
Changes in valuation allowance	0.75%	(0.59)%	0.11%
Others	0.11%	0.42%	0.09%
Effective income tax rate	34.12%	25.66%	25.84%